Provision In Liew Of Income Taxes (Schedule Of Components Of Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Provision In Lieu Of Income Taxes [Abstract]
Deferred tax assets, Employee benefit liabilities	$ 253	$ 413
Deferred tax assets, Regulatory liabilities	15	26
Deferred tax assets, Other	7	79
Total	275	518
Deferred tax liabilities, Property, plant and equipment	1,551	2,892
Deferred tax liabilities, Regulatory assets	240	412
Deferred Tax Liabilities, Other	1	2
Total	1,792	3,306
Liability in lieu of deferred income taxes - net	$ 1,517	$ 2,788